SCUDDER
                                                                INVESTMENTS (SM)
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Government Securities Portfolio

Scudder Government
Cash Institutional Shares
Fund #144

Government Cash
Managed Shares
Fund #244









Semiannual Report
September 30, 2000

The portfolio seeks to provide maximum current income consistent with stability of capital.

Dear Shareholder:

We appreciate your decision to invest in Scudder Institutional Funds. To provide you with an update of holdings, on the following pages you'll find the Government Securities Portfolio's semiannual report for the six months ended September 30, 2000. Also included are financial highlights for the following share classes:

                 o  Institutional Shares
                 o  Managed Shares

Briefly, for the six months ending September 30, 2000 the Portfolio registered performance and achieved its stated objective of providing maximum current income exempt from Federal income tax, while maintaining stability of principal.

Economic Review and Outlook

During the past three months expectations of both a growth slowdown and an end to the path of tightening monetary conditions became more entrenched. Economic data, with few exceptions, supported these perceptions of a soft landing, and the forward yield curve suggested a possible ease in the first quarter of 2001. Nevertheless, the wild card of inflation remained difficult to dismiss. Core CPI as measured on a year over year basis is in an uptrend, and energy and some agricultural prices have risen. In this context, short-term instruments traded rich to 6.5% Federal Funds target. Moreover, the yield curve continued to flatten and actually inverted with the extension from one- to twelve-month U.S. Treasury Bills declining from 20 to negative 12 basis points.

We favored lengthening given attractive market opportunities, but the shape of the yield curve was the limiting factor as U.S. Treasury Bills generally traded rich to Federal Funds on a historical spread basis. We retained our primary emphasis in repurchase agreements. The reason is their yield is principally determined by the trading level of Federal Funds.

It appears the unfolding economic scenario will be marked by both softer growth and developing inflationary pressures. We believe any slowdown should be modest. Consumers are highly confident, as gauged by firm housing data and strengthening personal consumption expenditures, and remain encouraged by tight labor markets. On the other hand, the Fed is very sensitive to inflation, particularly any incipient wage pressure, because any growth slowdown may damage labor productivity, a critical driver of this successful economic run. Under these conditions, we believe the Fed is on hold for the balance of the year.

Portfolio Performance
As of September 30, 2000
------------------------------------------------------
                                            7-Day
                                           Current
                                            Yield
------------------------------------------------------
Government Cash Institutional Shares         6.59%
------------------------------------------------------
Government Cash Managed Shares               6.33%
------------------------------------------------------

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

October 1, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. Net yields are the sum of the daily dividend rates for the period.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at September 30, 2000 (Unaudited)

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Government Securities Portfolio

Repurchase Agreements** -- 41.7%
---------------------------------------------------------------------------------------------------------------------
Bear, Stearns Cos., Inc                                                                $   30,000,000 $   30,000,000
   6.57%, 10/2/2000, to be repurchased at $30,010,950
---------------------------------------------------------------------------------------------------------------------
Chase Securities, Inc.                                                                     47,000,000     47,000,000
   6.55%, 10/3/2000, to be repurchased at $47,025,654
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Cos., Inc.                                                                   10,000,000     10,000,000
   6.52%, 11/20/2000, to be repurchased at $10,095,367
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                                                                      17,000,000     17,000,000
   6.62%, 10/2/2000, to be repurchased at $17,006,252
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch, Inc.                                                                        10,000,000     10,000,000
   6.58%, 10/2/2000, to be repurchased at $10,003,600
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter & Co.                                                          18,000,000     18,000,000
   6.50%, 10/4/2000, to be repurchased at $18,013,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $132,000,000)                                                          132,000,000
---------------------------------------------------------------------------------------------------------------------

Short-Term Notes -- 58.3%
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.50%, 10/1/2000*                                                15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 6.66%, 10/3/2000*                                                15,000,000     14,997,963
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.48%, 10/4/2000*                                                  15,000,000     15,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.42%, 10/15/2000*                                                  5,000,000      4,997,009
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.50%, 10/1/2000*                                                   5,000,000      4,999,616
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.57%, 10/27/2000*                                                  8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.57%, 2/9/2001                                                     4,500,000      4,500,405
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.69%, 5/2/2001                                                     4,000,000      3,965,484
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.90%, 8/28/2001                                                    6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 6.95%, 5/8/2001                                                     3,000,000      2,995,464
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.53%, 10/10/2000*                                       10,000,000      9,997,378
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 6.90%, 2/8/2001                                           5,000,000      4,983,900
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.53%, 10/1/2000*                                   10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.88%, 10/3/2000*                                   10,000,000     10,000,036
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Corp., 6.49%, 10/1/2000*                                          5,000,000      4,997,172
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Corp., 6.55%, 3/20/2001                                           4,000,000      3,999,944

    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Corp., 6.58%, 2/22/2001                                      $    4,500,000 $    4,495,635
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Corp., 7.26%, 5/24/2001                                           8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.55%, 10/2/2000*                                       13,000,000     12,999,247
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 6.55%, 10/2/2000*                                        5,000,000      5,000,842
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 6.68%, 10/6/2000*                                      10,000,000      9,995,868
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 6.72%, 10/5/2000*                                      10,000,000      9,998,714
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 6.88%, 10/3/2000*                                      10,000,000     10,000,171
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $184,924,848)                                                               184,924,848
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $316,924,848) (a)                                          $  316,924,848
---------------------------------------------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a)  Cost for federal income tax purposes was $316,924,848.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of September 30, 2000. The dates shown represent the demand date or next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.



    The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

As of September 30, 2000 (Unaudited)
---------------------------------------------------------------------------------------------------------------------

Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost:
   Short-term notes                                                                                   $  184,924,848
---------------------------------------------------------------------------------------------------------------------
   Repurchase agreements                                                                                 132,000,000
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                        2,959,595
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                            4,952,805
---------------------------------------------------------------------------------------------------------------------
Due from Adviser                                                                                             215,284
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                  14,687
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             325,067,219
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                                      2,142,063
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                          1,713,635
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                           7,327,208
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                        56,001
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                          417,808
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         11,656,715
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $  313,410,504
---------------------------------------------------------------------------------------------------------------------

Net Asset Value
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  184,715,357
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               184,715,357
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $   89,594,118
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                89,594,118
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Managed Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $   39,101,029
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                39,101,029
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                                                                       Government
                                                                                                        Securities
Six Months Ended September 30, 2000 (Unaudited)                                                         Portfolio
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Income:
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                              $   11,869,384
---------------------------------------------------------------------------------------------------------------------
Total Income                                                                                              11,869,384
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                                               276,024
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                      49,019
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                 5,587
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                                                        --
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                 140,442
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                      15,006
---------------------------------------------------------------------------------------------------------------------
Legal                                                                                                          3,121
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                    8,100
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                        6,064
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                             40,187
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         18,258
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                    561,808
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                           (77,440)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                     484,368
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     11,385,016
---------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investment transactions
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investments                                                                      2,480
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investment transactions                                                                     2,480
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                       $   11,387,496
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
                                                                                         Six Months
                                                                                            Ended
                                                                                        September 30,   Year Ended
                                                                                            2000         March 31,
Statements of Changes in Net Assets                                                      (Unaudited)       2000
---------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $   11,385,016 $   18,778,843
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        2,480             --
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       11,387,496     18,778,843
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
---------------------------------------------------------------------------------------------------------------------
Net investment income (Service Shares)                                                     (6,957,470)   (17,276,445)
---------------------------------------------------------------------------------------------------------------------
Net investment income (Institutional Shares)                                               (3,297,778)    (1,125,511)
---------------------------------------------------------------------------------------------------------------------
Net investment income (Managed Shares)                                                     (1,132,248)      (376,887)
---------------------------------------------------------------------------------------------------------------------

Fund share transactions at net asset value of $1.00 per share:

Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                 186,609,584  1,052,619,885
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               5,602,561     13,956,065
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (271,789,188) (1,292,410,523)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                       (79,577,043)  (225,834,573)
---------------------------------------------------------------------------------------------------------------------

Institutional Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                  96,577,158    125,102,009
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                 216,237         61,095
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (113,349,067)   (19,013,314)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                        (16,555,672)    106,149,790
---------------------------------------------------------------------------------------------------------------------

Managed Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                  56,909,358     60,507,562
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                  24,348         12,963
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                   (58,994,089)   (19,359,113)
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                         (2,060,383)     41,161,412
                                                                                       ------------------------------
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                         (98,193,098)   (78,523,371)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         411,603,602    490,126,973
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  313,410,504 $  411,603,602
---------------------------------------------------------------------------------------------------------------------

(a) Institutional Shares and Managed Shares commenced operations on November 17, 1999.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Government Securities Portfolio -- Institutional Shares
                                                                                            2000(a)       2000(b)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00     $    1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .03           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.03)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00     $    1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                              3.17**        2.07**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                     89,594       106,150
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                .21*          .22*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                 .21*          .22*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                            6.26*         5.75*
---------------------------------------------------------------------------------------------------------------------

Government Securities Portfolio -- Managed Shares
                                                                                            2000(a)       2000(b)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00     $    1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .03           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.03)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00     $    1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                              3.03**        1.96**
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                     39,101        41,161
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                .46*          .51*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                 .46*          .51*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                            5.99*         5.44*
---------------------------------------------------------------------------------------------------------------------

*    Annualized

**   Not annualized

(a)  For the six months ended September 30, 2000 (Unaudited).

(b) For the period November 17, 1999 (commencement of operations) to March 31, 2000.

Notes to Financial Statements

1. Significant Accounting Policies

Investors Cash Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund currently offers two series of shares (portfolios) -- the Government Securities Portfolio and the Treasury Portfolio. The Government Securities Portfolio offers multiple classes of shares that include Service Shares, Institutional Shares and Managed Shares. Effective April 28, 2000, the Treasury Portfolio began offering the Premier Money Market Shares. Certain detailed financial information for the Service Shares of the Government Securities Portfolio and Service Shares and Premier Money Market Shares of the Treasury Portfolio is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Fund expenses are allocated between the portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee of 1/12 of the annual rate of 0.15% of average daily net assets. For the six months ended September 30, 2000, the Fund incurred the following management fees:

                                                                                             Management
                                                                                Management   fee waived
                                                                                    fee      by Scudder   Effective
Portfolio                                                                       imposed ($)  Kemper ($)    rate (%)
---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio                                                   276,024           --       0.15
---------------------------------------------------------------------------------------------------------------------

Administrative Services Agreement. The Fund has an administrative services agreement with Kemper Distributors, Inc. ("KDI"). KDI provides information and administrative services to the Service Shares and Managed Shares of the Government Securities Portfolio at an annual fee of up to 0.25% of average daily net assets. For the six months ended September 30, 2000, the Fund incurred fees as follows:

                                                                                  ASF fee     ASF fee     Unpaid at
                                                                                  imposed   waived by    September
Portfolio                                                                           ($)       KDI ($)   30, 2000 ($)
---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio:
Service Shares                                                                     37,120       75,235     125,293
---------------------------------------------------------------------------------------------------------------------
   Managed Shares                                                                  28,087           --       5,793
---------------------------------------------------------------------------------------------------------------------

KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. KDI pays these firms at an annual rate of up to 0.15% of average daily net assets.

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder service agent of the Fund. For the six months ended September 30, 2000, KSvC received shareholder services fees for the Government Securities Portfolio of $28,055, of which $16,187 was unpaid at September 30, 2000.

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. For the six months ended September 30, 2000, the Fund made no payments to its officers and incurred trustees' fees of $8,983 to independent trustees.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended September 30, 2000, the Government Securities Portfolio's custodian and transfer agent fees were reduced by $646 and $1,558, respectively.

4. Line of Credit

The Fund and several Kemper funds (the "Participants") share in a $750 million revolving credit facility with Chase Manhattan Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

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

Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Scudder Institutional Funds,
Client Services
Telephone: 800 537 3177
E-mail: ifunds@scudder.com
http://institutionalfunds.scudder.com

This report is not to be
distributed unless preceded
or accompanied by a
Government Securities
Portfolio prospectus.